Tradr 2X Long SRPT Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$4,656,647
TOTAL NET ASSETS — 100.0%	$4,656,647

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Sarepta Therapeutics, Inc.	Receive	8.65% (OBFR01* + 500bps)	At Maturity	11/25/2026	$7,517,235	$-	$(594,025)
TOTAL EQUITY SWAP CONTRACTS								$(594,025)

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.